Business Combinations and Divestiture - Summary of Shares Issued and Outstanding (Details) - shares shares in Thousands	Jun. 16, 2021	Dec. 31, 2021	Jun. 15, 2021	Dec. 31, 2020
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	196,643	197,400		128,300
FAII common shares (Class A and Class F)	34,137
Add: Shares issued to Wilco Holdco stockholders (in shares)	130,300
Add: Shares issued through PIPE investment (in shares)	30,000
Add: Shares issued to Wilco Holdco Series A Preferred stockholders (in shares)	12,845
Common stock, shares issued (in shares)	207,282	207,400		138,900
Less: Vesting Shares	(8,625)
Less: Restricted shares	(2,014)
Common stock, shares outstanding (in shares)	196,643	197,400		128,300
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		197,400
Add: Shares issued to Wilco Holdco stockholders (in shares)	130,300
Common stock, shares issued (in shares)		207,400
Common stock, shares outstanding (in shares)		197,400
Class A Common Stock | FAII
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			34,500
Less: FAII Class A common stock redemptions (in shares)	(8,988)
Common stock, shares outstanding (in shares)			34,500
Class F Common Stock | FAII
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			8,625
Common stock, shares outstanding (in shares)			8,625